Pension And Postretirement Benefit Costs (Schedule Of Expected Pension Benefit Payments) (Details) (Pension Benefits [Member], USD $)	Dec. 31, 2012
Pension Benefits [Member]
2013	$ 2,320,384
2014	2,361,828
2015	2,467,854
2016	2,650,762
2017	2,649,221
Five fiscal years ending	$ 14,202,296